Components Of Authorized But Unissued Common Stock (Detail)	Sep. 30, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Total reserved shares of common stock	2,120,731	829,740
Convertible Preferred Stock
Class of Stock [Line Items]
Total reserved shares of common stock		661,059
Common Stock Warrant
Class of Stock [Line Items]
Total reserved shares of common stock	1,543,437	28,208
Equity Incentive Plan
Class of Stock [Line Items]
Total reserved shares of common stock	577,294	140,474